Note 4 - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
4.	Cash and Cash Equivalents and Restricted Cash

	November 30,	November 30,
	2025	2024
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	4,396	2,999
Term deposits	20,541	8,881
Total	24,937	11,880

Restricted cash in the amount of $60 ( November 30, 2024: $122) relates to term deposits held by the bank as security for corporate financial purposes.